NATURE OF OPERATIONS (Details) $ / shares in Units, $ in Millions			24 Months Ended
	May 13, 2021 USD ($) $ / shares shares	May 12, 2021	Dec. 31, 2020 shares	May 18, 2021
Subsidiary, Sale of Stock [Line Items]
Reverse stock split ratio		0.064
Number of shares issued | shares			0
Harper & Jones LLC
Subsidiary, Sale of Stock [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired				100.00%
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares	2,409,639
Share issue price | $ / shares	$ 4.15
Warrants issued | shares	2,771,084
Aggregate net proceeds from the IPO, inclusive of the proceeds from the over-allotment exercise | $	$ 8.6
Underwriting discounts and commissions | $	0.8
Estimated offering expenses | $	0.6
Additional offering costs | $	$ 0.6
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Warrants issued | shares	361,445